Trade and other Payables	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES
Trade and other Payables

24.  TRADE AND OTHER PAYABLES

The detail of trade and other current payables as of December 31, 2023 and 2022 are as follows:

	Current		Non-current
	12-31-2023	12-31-2022	12-31-2023	12-31-2022
Trade payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers (1)	296,463,374	504,236,945	595,066,548	308,013,985
Fuel and gas suppliers	255,565,802	236,836,190	—	—
Payables for goods and services	360,701,265	354,236,627	290,572	487
Payables for assets acquisition	411,906,974	443,512,746	165,073	161,040
Subtotal Trade Payables	1,324,637,415	1,538,822,508	595,522,193	308,175,512
Other Payables
Dividends payable to third parties	80,661,541	150,050,339	—	—
Accounts payables to employees	46,238,848	43,184,467	—	—
Other payables	12,954,161	11,835,595	12,664	133,350
Subtotal other current payables	139,854,550	205,070,401	12,664	133,350
Total	1,464,491,965	1,743,892,909	595,534,857	308,308,862

(1)The non-current portion shows delays in payments for energy purchases of ThCh$595,066,548 as of December 31, 2023, and ThCh$308,013,985 as of December 31, 2022, generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Laws Nos. 21,185 and 21,172 (see Note 9).

The description of the liquidity risk management policy is detailed in Note 22.4.

The details of trade payables, both current and past due as of December 31, 2023 and 2022, are presented in Appendix 3.